Revenues and Cost of Services	12 Months Ended
Dec. 31, 2022
Disclosure of Revenues and Cost of Services [Line Items]
Revenues and Cost of Services
6.
Revenues and Cost of Services
(a)
Revenue and Gross profit description

dLocal derives revenue from processing payments for international merchants to enable them to operate in selected emerging markets.

The breakdown of revenue from contracts with customers per type of service is as follows:

	2022	2021	2020
Transaction revenues (i)	415,444	241,814	103,489
Other revenues (ii)	3,481	2,306	654
Revenues from payment processing (iii)	418,925	244,120	104,143
Cost of services	(216,758)	(113,677)	(44,065)
Gross profit	202,167	130,443	60,078

(i)
Transaction revenues are comprised of processing fees, foreign exchange fee, installment fee, chargebacks, refunds fee, and other transactional fees. These fees are recognized as revenue at a point in time when a payment transaction, or its reversal in the case of chargeback and refunds, has been processed.
(ii)
Other revenues are mainly comprised of minor fees, such as initial setup fees, maintenance fees, minimum monthly fees, and small transfer fees.
(iii)
In 2022 revenues include an amortization charge of USD 567 (USD 200 and USD 67 for 2021 and 2020, respectively) related to prepaid assets, as detailed in Note 17: Other assets.

As described in note 2.14, the Group previously presented its revenue from installments, chargebacks, refunds and invoice processing fees as “Other revenues”. However, management considers it to be more relevant if all revenues that are driven by payments processed volumes are presented in one separate line item as “Transaction revenues”. Prior year comparatives as of December 31, 2021 and December 31, 2020 have been restated by reclassifying USD 7,397 and USD 4,999, respectively, from “Other revenue” to “Transaction revenues”.

(b)
Revenue recognized at a point in time and over time

Transaction revenues are recognized at a point in time when the payment transaction, or its reversal in the case of chargeback and refunds, is processed. Other revenues are recognized as revenue at a point in time when the respective performance obligation is satisfied. The Group did not recognize revenues over time during 2022, 2021 and 2020.

(c)
Cost of services

Cost of services are composed of the following:

	2022	2021	2020
Processing costs (i)	206,223	107,276	41,655
Hosting expenses (ii)	4,331	3,351	1,257
Salaries and wages (iii)	1,411	706	497
Amortization of intangible assets (iv)	4,793	2,344	656
Cost of services	216,758	113,677	44,065

(i)
Mainly corresponds to fees that financial institutions (banks, local acquirers or payment methods) charge the Group, which are typically a percentage of the transaction value but in some instances, it also could be a fixed fee mostly in the case of payouts and are related to payment processing, cash advances, and installment payments. It varies from one institution to another and usually depends on the settlement period contracted with each such institution, the payment method used and the type of product (whether it is a payin or a payout). It also includes conversion and expatriation or repatriation costs, charged by banks and brokers. In 2022 the amount includes USD 273 of net foreign exchange loss (after considering gains from hedges of USD 14,559) on the processed volume between the processing date and the expatriation or repatriation of funds date (foreign exchange losses of USD 2,100 and USD 2,977 in 2021 and 2020, respectively).
(ii)
Expenses related to hosting services for the Group’ s payment platform.
(iii)
Consist of salaries and wages of the operations department directly involved in the day-to-day operations. For further detail refer to Note 9: Employee Benefits.
(iv)
Amortization of intangible assets corresponds to the amortization of the internally generated software (i.e., d.Local’ s payment platform) by the Group. For further detail refer to Note 20: Intangible Assets.